Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventory
Total inventory	$ 3,096	$ 5,759
Lubricating oil
Inventory
Total inventory	$ 3,096	3,245
Bunkers
Inventory
Total inventory		$ 2,514